Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analyzed into:
Current portion	$ 667	$ 471
Non-current portion	1,127	425
Total	$ 1,794	$ 896	$ 1,191